Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Common units issued	218,895,515		218,895,515
Units outstanding	218,895,515		218,895,515
Accounts receivable, net	$ 83,943	[1],[2]	$ 48,550	[1],[2]
Other current assets	10,799	[1],[3]	6,998	[1],[3]
Accounts and natural gas imbalance payables	39,589	[1],[4]	25,154	[1],[4]
Accrued liabilities	138,034	[1],[5]	148,600	[1],[5]
Affiliated Entity [Member]
Accounts receivable, net	47,800		17,500
Other current assets	100		400
Accounts and natural gas imbalance payables	2,300		2,500
Accrued liabilities	$ 100		$ 100

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $47.8 million and $17.5 million as of December 31, 2013 and 2012, respectively.
[3]	Other current assets includes natural gas imbalance receivables from affiliates of $0.1 million and $0.4 million as of December 31, 2013 and 2012, respectively.
[4]	Accounts and natural gas imbalance payables includes amounts payable to affiliates of $2.3 million and $2.5 million as of December 31, 2013 and 2012, respectively.
[5]	Accrued liabilities include amounts payable to affiliates of $0.1 million as of December 31, 2013 and 2012.